UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         02/09/2012
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            178

     Form 13F Information Table Value Total:   $     447324
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3M Company                              COM           88579Y101      116    1420   SH         Defined            1420
3M Company                              COM           88579Y101      163    2000   SH           Other                           2000
Abbott Laboratories                     COM           002824100      601   10693   SH         Defined           10693
Abitibibowater Inc Common New           COM NEW       003687209      218   15000   SH         Defined           15000
Abitibibowater Inc Common New           COM NEW       003687209      146   10000   SH           Other                          10000
Alexanders Incorporated                 COM           014752109      247     667   SH         Defined             667
American Express Co.                    COM           025816109       88    1856   SH         Defined            1856
American Express Co.                    COM           025816109      118    2500   SH           Other                           2500
American International Group Inc.       COM NEW       026874784      344   14833   SH         Defined           14833
American International Group Inc.       COM NEW       026874784      552   23800   SH           Other                          23800
American Natl Ins Common                COM           028591105      292    4000   SH         Defined            4000
American Natl Ins Common                COM           028591105      635    8700   SH           Other                           8700
American Tower Corp                     CL A          029912201      168    2795   SH         Defined            2795
American Tower Corp                     CL A          029912201      420    7000   SH           Other                           7000
Amgen Inc Com                           COM           031162100      514    8000   SH         Defined            8000
Amlin PLC                               SPONSORED ADR B2988H17       216   44444   SH         Defined           44444
Anadarko Pete Corp Common               COM           032511107      611    8108   SH           Other                           8100
Ansys Inc.                              COM           03662Q105      255    4458   SH         Defined            4458
Apple Computer Inc                      COM           037833100     4730   11680   SH         Defined           11680
Apple Computer Inc                      COM           037833100      820    2030   SH           Other                           2030
Arcos Dorados Holdings Inc              SHS CLASS -A  G0457F107      520   25300   SH           Other                          25300
AT & T Inc                              COM           00206R102      331   10937   SH         Defined           10937
Berkshire Hathaway Class B New          CL B NEW      084670702      382    5000   SH           Other                           5000
Blackrock Inc                           COM           09247X101      274    1540   SH           Other                           1540
BP Amoco Plc                            SPONSORED ADR 055622104      227    5303   SH         Defined            5303
Bristol Myers Squibb                    COM           110122108      253    7200   SH           Other                           7200
Buckeye Partners LP                     UNIT LTD PTN  118230101    11347  177348   SH         Defined          177348
Canadian Nat Res Ltd Common             COM           136385101      668   17800   SH           Other                          17800
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108     7101  244853   SH         Defined          244853
Chevron Corp                            COM           166764100     1477   13883   SH         Defined           13883
Chipotle Mexican Grill                  COM           169656105      338    1000   SH           Other                           1000
Cigna Corp.                             COM           125509109      243    5775   SH         Defined            5775
CNA Finl Corp Common                    COM           126117100      455   17000   SH         Defined           17000
CNA Finl Corp Common                    COM           126117100      420   15700   SH           Other                          15700
Coca-cola Co Com                        COM           191216100      579    8273   SH         Defined            8273
Colgate Palmolive Co Com                COM           194162103      231    2500   SH           Other                           2500
Conoco Phillips                         COM           20825C104      828   11358   SH         Defined           11358
Consolidated Edison Inc                 COM           209115104      573    9236   SH         Defined            9236
Constellation Energy Group              COM           210371100      397   10000   SH         Defined           10000
Constellation Energy Group              COM           210371100      575   14500   SH           Other                          14500
Costco Wholesale Corp.                  COM           22160K105      276    3311   SH         Defined            3311
Dillards Inc Class A                    CL A          254067101      480   10700   SH           Other                          10700
E I Du Pont De Nemours And Co.          COM           263534109      238    5195   SH         Defined            5195
Eaton Corporation Com                   COM           278058102      392    9000   SH           Other                           9000
Ecolab Inc Com                          COM           278865100      434    7500   SH           Other                           7500
EGShares Emerging Markets Consumer      EGS EMKTCONS  268461779     5886  267795   SH         Defined          267795
El Paso Pipeline Partners L P Common    COM UNIT LPI  283702108     7442  214960   SH         Defined          214960
Enbridge Energy Partners, L.P.          COM           29250R106    11342  341730   SH         Defined          341730
Energy Transfer Equity L P              COM UT LT PTN 29273V100     7968  196361   SH         Defined          196361
Enterprise Products Partners LP         COM           293792107    15460  333343   SH         Defined          333343
Ev Energy Partners, LP                  COM UNITS     26926V107     3915   59401   SH         Defined           59401
Everest Re Group Ltd                    COM           G3223R108      673    8000   SH         Defined            8000
Everest Re Group Ltd                    COM           G3223R108      252    3000   SH           Other                           3000
Exxon Mobil Corp                        COM           30231G102     3815   45008   SH         Defined           45008
Fedex Corp Com                          COM           31428X106      200    2400   SH         Defined            2400
Fedex Corp Com                          COM           31428X106      382    4565   SH           Other                           4565
Fiserv Inc.                             COM           337738108      599   10200   SH           Other                          10200
Freeport-mcmoran Copper & Gold Inc      COM           35671D857      142    3868   SH         Defined            3868
Freeport-mcmoran Copper & Gold Inc      COM           35671D857      221    6000   SH           Other                           6000
General Electric                        COM           369604103     1355   75659   SH         Defined           75659
General Electric                        COM           369604103       10     500   SH           Other                            500
Genon Energy Inc Common                 COM           37244E107      457  175241   SH         Defined          175241
Genon Energy Inc Common                 COM           37244E107      436  167000   SH           Other                         167000
Google Inc-Cl A                         CL A          38259P508       98     151   SH         Defined             151
Google Inc-Cl A                         CL A          38259P508      452     700   SH           Other                            700
Halliburton Co.                         COM           406216101       52    1495   SH         Defined            1495
Halliburton Co.                         COM           406216101      173    5000   SH           Other                           5000
Hugoton Royalty Tr                      UNIT BEN INT  444717102     2616  138833   SH         Defined          138833
Illinois Tool Wks Inc Com               COM           452308109      443    9482   SH         Defined            9482
Ingram Micro Inc.                       CL A          457153104      618   34000   SH         Defined           34000
Ingram Micro Inc.                       CL A          457153104      709   39000   SH           Other                          39000
Intel Corporation                       COM           458140100      676   27857   SH         Defined           27857
Intel Corporation                       COM           458140100      494   20400   SH           Other                          20400
International Business Machines Corp.   COM           459200101      777    4226   SH         Defined            4226
International Business Machines Corp.   COM           459200101      651    3540   SH           Other                           3540
iPath DJ-AIG Commodity Index            DJUBS CMT ETN 06738C778      366    8659   SH         Defined            8659
iShares Barclay's 1-3 Year Treasury Bd  BARCLYS 1-3 Y 464287457     2402   28430   SH         Defined           28430
iShares MSCI EAFE Index                 MSCI EAFE IDX 464287465      506   10210   SH         Defined           10210
iShares MSCI Emerging Markets Index     MSCI EMERG MK 464287234     1442   38010   SH         Defined           38010
iShares S & P Europe Index              S&P EURO PLUS 464287861     1181   35003   SH         Defined           35003
iShares S&P 500 Growth Index Fund       S&P500 GRW    464287309    14355  212893   SH         Defined          212893
Ishares Tr Russell Midcap Index Fund    RUSSELL MID   464287499      211    2144   SH         Defined            2144
Jetblue Airways Corporation             COM           477143101      562  108000   SH         Defined          108000
Jetblue Airways Corporation             COM           477143101      520  100000   SH           Other                         100000
Johnson & Johnson                       COM           478160104     2401   36611   SH         Defined           36611
Johnson & Johnson                       COM           478160104      538    8200   SH           Other                           8200
JPMorgan Alerian MLP ETN                ALERIAN ML    46625H365    23986  615497   SH         Defined          615497
Jpmorgan Chase & Co                     COM           46625H100      336   10118   SH         Defined           10118
Jpmorgan Chase & Co                     COM           46625H100      510   15250   SH           Other                          15250
Kayne Anderson Energy Development Co    COM           48660Q102     2490  116319   SH         Defined          116319
Kayne Anderson MLP Investment Co.       COM           486606106     3231  106403   SH         Defined          106403
Kinder Morgan Energy Partners L P       UT LTD PTN    494550106     8300   97705   SH         Defined           97705
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      615   56000   SH         Defined           56000
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      363   33100   SH           Other                          33100
LVMH Moet Hennessy                      SPONSORED ADR FR0121014      284    2000   SH           Other                           2000
M / I Homes Inc Common                  COM           55305B101      269   28000   SH         Defined           28000
M / I Homes Inc Common                  COM           55305B101      240   25000   SH           Other                          25000
Magellan Midstream Partners LP          COM UNT RP LP 559080106    12837  186363   SH         Defined          186363
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     4260   90350   SH         Defined           90350
Market Vectors Gold Miners ETF          GOLD MINER ET 57060U100      387    7521   SH         Defined            7521
Mastercard Inc Class A                  CL A          57636Q104      115     309   SH         Defined             309
Mastercard Inc Class A                  CL A          57636Q104      559    1500   SH           Other                           1500
McCormick & Co Inc Com Non Vtg          COM NON VTG   579780206      202    4000   SH           Other                           4000
McDonalds Corp Com                      COM           580135101      515    5135   SH         Defined            5135
McDonalds Corp Com                      COM           580135101        4     250   SH           Other                            250
Merck & Co. New                         COM           58933Y105      292    7758   SH         Defined            7758
Mi Developments Inc, Aurora On Common   COM           55304X104      736   23000   SH         Defined           23000
Mi Developments Inc, Aurora On Common   COM           55304X104      425   13300   SH           Other                          13300
Micron Technology Inc Com               COM           595112103      315   50000   SH         Defined           50000
Micron Technology Inc Com               COM           595112103      556   88400   SH           Other                          88400
Microsoft Corp.                         COM           594918104      723   27848   SH         Defined           27848
Microsoft Corp.                         COM           594918104      389   15000   SH           Other                          15000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      391   22000   SH           Other                          22000
National Oilwell Varco Inc Common       COM           637071101      544    8000   SH           Other                           8000
Nextera Energy Inc Common New           COM           65339F101      138    2269   SH         Defined            2269
Nextera Energy Inc Common New           COM           65339F101      195    3200   SH           Other                           3200
Norfolk Southern Corp                   COM           655844108       31     425   SH         Defined             425
Norfolk Southern Corp                   COM           655844108      219    3000   SH           Other                           3000
Novartis Ag Sponsored Adr               SPONSORED ADR 66987V109      463    8100   SH           Other                           8100
Nustar Energy L.P.                      UNIT COM      67058H102     8676  153128   SH         Defined          153128
NV Energy, Inc.                         COM           67073Y106      376   23000   SH         Defined           23000
NV Energy, Inc.                         COM           67073Y106      507   31000   SH           Other                          31000
Occidental Petroleum Corp               COM           674599105       52     560   SH         Defined             560
Occidental Petroleum Corp               COM           674599105      562    6000   SH           Other                           6000
Oneok Partners LP                       UNIT LTD PTN  68268N103    13143  227620   SH         Defined          227620
Oracle Corp Com                         COM           68389X105      228    8901   SH         Defined            8901
Oracle Corp Com                         COM           68389X105      154    6000   SH           Other                           6000
Pepsico Inc.                            COM           713448108      368    5546   SH         Defined            5546
Pepsico Inc.                            COM           713448108      498    7500   SH           Other                           7500
Permian Basin Royalty Trust             UNIT BEN INT  714236106     1552   76172   SH         Defined           76172
Pfizer Inc.                             COM           717081103      407   18820   SH         Defined           18820
Pfizer Inc.                             COM           717081103      325   15000   SH           Other                          15000
Phillip Morris International, Inc.      COM           718172109      544    6937   SH         Defined            6937
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     5614  214621   SH         Defined          214621
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105    13490  183663   SH         Defined          183663
Potash Corp Sask Inc                    COM           73755L107      323    7820   SH         Defined            7820
Powershares Db Commodity Index Tracking UNIT BEN INT  73935S105    16429  612100   SH         Defined          612100
Powershares DB US Dollar Index Bullish  DOLL INDX BLL 73936D107      330   14702   SH         Defined           14702
Praxair                                 COM           74005P104      310    2896   SH         Defined            2896
Procter & Gamble Co.                    COM           742718109     1836   27517   SH         Defined           27517
Procter & Gamble Co.                    COM           742718109      667   10000   SH           Other                          10000
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849      427   13714   SH         Defined           13714
ProShares Ultrashort Russell 2000       PSHS ULSH2000 74348A202     3900  101000   SH         Defined          101000
Royal Caribbean Cruises Ltd Shs         COM           V7780T103       89    3600   SH         Defined            3600
Royal Caribbean Cruises Ltd Shs         COM           V7780T103      211    8500   SH           Other                           8500
Royal Dutch Shell Petroleum ADR         SPONS ADR A   780259206      334    4566   SH         Defined            4566
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     2667  117175   SH         Defined          117175
Sanmina-sci Corp Common New             COM NEW       800907206      223   24000   SH         Defined           24000
Sanmina-sci Corp Common New             COM NEW       800907206      205   22000   SH           Other                          22000
Schein Henry Inc Common                 COM           806407102      387    6000   SH           Other                           6000
Schlumberger Limited                    COM           806857108      157    2303   SH         Defined            2303
Schlumberger Limited                    COM           806857108      486    7120   SH           Other                           7120
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506     6027   87178   SH         Defined           87178
Select Sector SPDR: Consumer Staples    SBI CONS STPL 81369Y308    48892 1504837   SH         Defined         1504837
SPDR Gold Trust                         GOLD SHS      78463V107    90691  596689   SH         Defined          596689
SPDR Gold Trust                         GOLD SHS      78463V107        9      60   SH           Other                             60
Standard & Poor Dep Rec                 TR UNIT       78462F103      178    1422   SH         Defined            1422
Targa Resources Partners LP             COM UNIT      87611X105     5934  159165   SH         Defined          159165
Tiffany and Co.                         COM           886547108      331    5000   SH           Other                           5000
Toyota Mtr Copr Adr 2 Toyota Motor Corp SP ADR REP2   892331307      794   12000   SH         Defined           12000
United Technologies Co                  COM           913017109      525    7178   SH         Defined            7178
United Technologies Co                  COM           913017109      365    5000   SH           Other                           5000
Unum Group Common                       COM           91529Y106      474   22500   SH         Defined           22500
Unum Group Common                       COM           91529Y106      569   27000   SH           Other                          27000
Vanguard Natural Resources LLC          COM UNIT      92205F106     4025  145686   SH         Defined          145686
Verizon Communications                  COM           92343V104      292    7274   SH         Defined            7274
Vodafone Group Plc New Sponsored ADR    SPONS ADR NEW 92857W209       30    1082   SH         Defined            1082
Vodafone Group Plc New Sponsored ADR    SPONS ADR NEW 92857W209      426   15200   SH           Other                          15200
Vornado Rlty Tr Common                  SH BEN INT    929042109      266    3460   SH         Defined            3460
Vornado Rlty Tr Common                  SH BEN INT    929042109      313    4075   SH           Other                           4075
Walmart Stores Inc.                     COM           931142103      234    3914   SH         Defined            3914
Walt Disney Co.                         COM DISNEY    254687106      329    8765   SH         Defined            8765
Walt Disney Co.                         COM DISNEY    254687106      569   15150   SH           Other                          15150
Western Gas Partners L.P.               COM UNIT LP   958254104     6201  150251   SH         Defined          150251
Williams Partners Common Unit LP        COM UNIT L P  96950F104     4536   75612   SH         Defined           75612
Wisdomtree Tr Japan Hedged Equity Fund  JP TOTAL DIV  97717W851      586   18698   SH         Defined           18698
Yamana Gold Inc.                        COM           98462Y100      544   37000   SH         Defined           37000
Yamana Gold Inc.                        COM           98462Y100      602   41000   SH           Other                          41000
Yum Brands Inc Com                      COM           988498101      210    3560   SH         Defined            3560